Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Feb 12, 2013
Prospectus Date	Feb 12, 2013

BTS Diversified Income Fund | BTS Diversified Income Fund
BTS Diversified Income Fund
Investment Objective:
The Fund seeks to generate current income
with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 ~~of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 53 of the Fund's Statement of Additional Information.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BTS Diversified Income Fund	BTS Diversified Income Fund Class A Shares	BTS Diversified Income Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BTS Diversified Income Fund		BTS Diversified Income Fund Class A Shares	BTS Diversified Income Fund Class C Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.62%	0.62%
Acquired Fund Fees and Expenses	[1][2]	0.35%	0.35%
Total Annual Fund Operating Expenses		1.97%	2.72%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example BTS Diversified Income Fund (USD $)	1 Year	3 Years
BTS Diversified Income Fund Class A Shares	690	1,087
BTS Diversified Income Fund Class C Shares	275	844

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund invests primarily in income producing securities.  The Fund defines income producing securities to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities ("Underlying Funds") and preferred stocks.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Funds' Board of Trustees upon 60 days written notice to shareholders.

The Fund's adviser (the “Adviser”) seeks to achieve the Fund's investment objective by investing in a diversified portfolio of income producing securities without restriction as to maturity, credit quality, type of issuer, country or currency. The Fund may invest in debt securities in default or those that are rated below investment grade (high yield or “junk” bonds) The Adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market, (the “Market Trend Indicators”).  The Market Trend Indicators contemplate a broad range of market data, technical analysis and economic factors to allocate assets to either long or short positions.

The Adviser employs its proprietary financial research process, which includes: (1) top-down economic analysis, (2) quantitative research, (3) momentum forecasting and (4) technical analysis to assess trends, investment opportunities across the securities markets and to allocate the Fund's investment portfolio primarily between (i)high yield bond securities, (ii) income producing securities (iii) inverse high yield bond securities and (iv)inverse U.S. Government bond securities. The Fund is actively managed and the Adviser anticipates that the Fund will have a high portfolio turnover rate.  The Adviser executes a portion of the Fund’s strategy by allocating assets to four strategically diverse fixed income categories: high yield securities or mutual funds, total return securities or mutual funds, long or inverse (short) high yield mutual funds and long or inverse (short) U.S. Government Bond securities or mutual funds.

·

High Yield Bond Securities – The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.   While there is no limitation on the amount the Fund may invest in high yield bonds, the Fund intends to allocate approximately 30% of its assets among several top performing high yield bond (commonly known as “junk” bonds) securities, including mutual funds, available to BTS Asset Management, Inc. (the “ Adviser”) according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations.  The selection process includes an analysis of securities by the adviser with the aim of choosing securities that the adviser believes will continue to offer top tier performance in the future.

·

Total Return Securities – The Fund allocates approximately 30% of its assets to income producing securities or bond funds available to the adviser according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations.

·

Long/Short Positions – In an effort to take advantage of market trends, the Fund allocates approximately 40% of its assets in long or short positions in High Yield Bonds and Government Bonds.

o

High Yield – The Fund positions approximately 30% of its assets in long or short securities with high liquidity.  Liquid securities are those that allow active trading This portion of the Fund’s investment strategy is particularly important when high yield bonds are declining since it may cushion or possibly offset entirely any losses in the base High Yield Bond allocation.

o

Government – The Fund positions approximately 10% in U.S. Government Bonds that offer long and short (inverse) options.  When long term interest rates go down, the prices of long term government bond securities should go up.  Conversely, when long term interest rates move up, an inverse government bond security generally goes up as well.  This allocation enables the adviser to manage the effects of unique events that increase potential risk to capital.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

·

Fixed Income Risk.  When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Hedging and Derivatives Risk.  The Fund may seek to execute an investment strategy or hedge by purchasing or entering into derivative contracts such as futures, options on futures, swaps or purchasing securities whose prices are expected to move inversely to prices of the Fund's portfolio of securities.  The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

·

High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Inverse (Short-Position) Risk.  Inverse mutual funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

·

Interest Rate Risk.  The value of the Fund may fluctuate based on changes in interest rates and market conditions.  As interest rates rise, the value of income producing instruments may decrease.  This risk increases as the term of the note increases.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operations.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, engaging in forward commitment transactions and short selling will magnify the Fund's gains or losses.

·

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

·

Short Selling Risk.  The Fund will engage in short selling activities and take short positions in derivatives, which are significantly different from the investment activities commonly associated with conservative bond funds.  Positions in shorted securities and short positions are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on an uncovered short sale or short position is potentially unlimited, whereas the potential loss on long positions is limited to the original purchase price.

·

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

·

U.S. Government Securities Risk.  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

·

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820 (1-877-287-9820).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BTS Diversified Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 ~~of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 53 of the Fund's Statement of Additional Information.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests primarily in income producing securities.  The Fund defines income producing securities to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities ("Underlying Funds") and preferred stocks.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Funds' Board of Trustees upon 60 days written notice to shareholders.

The Fund's adviser (the “Adviser”) seeks to achieve the Fund's investment objective by investing in a diversified portfolio of income producing securities without restriction as to maturity, credit quality, type of issuer, country or currency. The Fund may invest in debt securities in default or those that are rated below investment grade (high yield or “junk” bonds) The Adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market, (the “Market Trend Indicators”).  The Market Trend Indicators contemplate a broad range of market data, technical analysis and economic factors to allocate assets to either long or short positions.

The Adviser employs its proprietary financial research process, which includes: (1) top-down economic analysis, (2) quantitative research, (3) momentum forecasting and (4) technical analysis to assess trends, investment opportunities across the securities markets and to allocate the Fund's investment portfolio primarily between (i)high yield bond securities, (ii) income producing securities (iii) inverse high yield bond securities and (iv)inverse U.S. Government bond securities. The Fund is actively managed and the Adviser anticipates that the Fund will have a high portfolio turnover rate.  The Adviser executes a portion of the Fund’s strategy by allocating assets to four strategically diverse fixed income categories: high yield securities or mutual funds, total return securities or mutual funds, long or inverse (short) high yield mutual funds and long or inverse (short) U.S. Government Bond securities or mutual funds.

·

High Yield Bond Securities – The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.   While there is no limitation on the amount the Fund may invest in high yield bonds, the Fund intends to allocate approximately 30% of its assets among several top performing high yield bond (commonly known as “junk” bonds) securities, including mutual funds, available to BTS Asset Management, Inc. (the “ Adviser”) according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations.  The selection process includes an analysis of securities by the adviser with the aim of choosing securities that the adviser believes will continue to offer top tier performance in the future.

·

Total Return Securities – The Fund allocates approximately 30% of its assets to income producing securities or bond funds available to the adviser according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations.

·

Long/Short Positions – In an effort to take advantage of market trends, the Fund allocates approximately 40% of its assets in long or short positions in High Yield Bonds and Government Bonds.

o

High Yield – The Fund positions approximately 30% of its assets in long or short securities with high liquidity.  Liquid securities are those that allow active trading This portion of the Fund’s investment strategy is particularly important when high yield bonds are declining since it may cushion or possibly offset entirely any losses in the base High Yield Bond allocation.

o

Government – The Fund positions approximately 10% in U.S. Government Bonds that offer long and short (inverse) options.  When long term interest rates go down, the prices of long term government bond securities should go up.  Conversely, when long term interest rates move up, an inverse government bond security generally goes up as well.  This allocation enables the adviser to manage the effects of unique events that increase potential risk to capital.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

·

Fixed Income Risk.  When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Hedging and Derivatives Risk.  The Fund may seek to execute an investment strategy or hedge by purchasing or entering into derivative contracts such as futures, options on futures, swaps or purchasing securities whose prices are expected to move inversely to prices of the Fund's portfolio of securities.  The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

·

High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

·

Inverse (Short-Position) Risk.  Inverse mutual funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

·

Interest Rate Risk.  The value of the Fund may fluctuate based on changes in interest rates and market conditions.  As interest rates rise, the value of income producing instruments may decrease.  This risk increases as the term of the note increases.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operations.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, engaging in forward commitment transactions and short selling will magnify the Fund's gains or losses.

·

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

·

Short Selling Risk.  The Fund will engage in short selling activities and take short positions in derivatives, which are significantly different from the investment activities commonly associated with conservative bond funds.  Positions in shorted securities and short positions are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on an uncovered short sale or short position is potentially unlimited, whereas the potential loss on long positions is limited to the original purchase price.

·

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

·

U.S. Government Securities Risk.  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

·

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820 (1-877-287-9820).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-287-9820
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.btsfunds.com
BTS Diversified Income Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,087
BTS Diversified Income Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844

[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 12, 2013